Non-life and Life and Health Reserves - Life and health reserve rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Reinsurance recoverable at beginning of year	$ 828,807
Reinsurance recoverable at end of year	940,291	$ 828,807
Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period	2,098,759	1,722,330	$ 1,799,643
Reinsurance recoverable at beginning of year	9,287	2,726	3,046
Net liability at beginning of period	2,089,472	1,719,604	1,796,597
Liability acquired related to the acquisition of Aurigen	0	67,916	0
Net incurred losses	1,024,608	835,415	681,159
Net losses paid	(818,916)	(714,151)	(618,599)
Effects of foreign exchange rate changes	(108,913)	180,688	(139,553)
Gross liability at end of period	2,198,080	2,098,759	1,722,330
Reinsurance recoverable at end of year	11,829	9,287	2,726
Net liability at end of period	$ 2,186,251	$ 2,089,472	$ 1,719,604
Minimum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	0.00%	0.00%
Maximum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	7.00%	7.00%